LEASES - The weighted average remaining lease terms and discount rates (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 7 months 2 days		1 year 9 months 10 days		1 year 7 months 2 days
Weighted average discount rate	3.737%		3.943%		3.737%
Operating lease payments	¥ 2,308.0	$ 316.3	¥ 1,442.0	¥ 875.7
Minimum
Remaining lease term and discount rate:
Term of operating leases that have not yet commenced (in months)	3 months	3 months
Maximum
Remaining lease term and discount rate:
Term of operating leases that have not yet commenced (in months)	96 months	96 months
Operating lease not yet commenced
Remaining lease term and discount rate:
Operating leases that have not yet commenced	¥ 56.4				$ 7.7